INTANGIBLE ASSETS, NET (Air Touch Member)	6 Months Ended
Jun. 30, 2011
Air Touch Member
INTANGIBLE ASSETS, NET	7. INTANGIBLE ASSETS, NET

Patents

Amortization expense relating to the patents for the three and six months ended June 30, 2011 and 2010 totaled $4,924 and $9,847; $8,030 and $13,245, respectively. Future amortization expense for these assets is as follows.

2011(6 months remaining)	$9,847
2012	19,693
2013	19,693
2014	19,693
2015	19,693
Thereafter	92,860
Total	$181,479

Trademarks

We accumulated $1,747 on our balance sheet for prosecution and related processing fees for trademark registration initiatives with the US Patent and Trademark Office.